Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 12,712,853	$ 12,352,511
AAA [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	5,138,279	4,683,190
Nation [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,448,221	4,364,188
AA+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	837,009	860,905
BBB- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	455,201	426,743
BBB [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	319,514	193,579
BAA3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	219,830	310,788
SP1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	84,933	0
A-1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	78,156	0
BRC1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	68,313	89,211
F1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	56,728	249,361
BBB+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	22,113	86,040
A3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	17,267	17,075
AA- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	16,067	60,382
BAA1 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	15,538	21,395
AA [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	6,679	28,367
A [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	11,841	62,754
Other credit ratings [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	30,129	55,768
Not available ratings [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 887,035	$ 842,765